Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

Inventories
($ millions)	December 31, 2017	December 31, 2016
Crude oil, natural gas and sulphur	539	523
Refined petroleum products	548	433
Trading inventories measured at fair value less costs to sell	237	399
Materials, supplies and other	189	203
End of year	1,513	1,558